Capital and Financial Risk Management - Summary of Notional and Fair Values in Respect of Derivative Contracts (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Commodity swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	$ 86	$ 85
Fair value
Derivative asset/(liability) [member]
Disclosure of detailed information about financial instruments [line items]
Notional value
Fair value	$ 32	$ (2)